Investment in Juve Stabia	12 Months Ended
Dec. 31, 2024
Investment in Juve Stabia [Abstract]
Investment in Juve Stabia

Note 4 – Investment in Juve Stabia

On December 9, 2024, the Company announced that it had agreed to acquire a majority ownership interest in Juve Stabia, through share capital and reserve increases in the Club. Our investment will consist of both payments of cash and issuances of our Nasdaq-listed shares in a multi-step process that will ultimately give the Company a total of approximately 52% of the issued and outstanding share capital of Juve Stabia after such acquisition, with the Company owning approximately 22%, 35%, 38%, and 52% of the share capital as a result of each step, respectively. In the first step, on December 31, 2024, paid EUR500,000 in cash and issued 3,200,000 Class B Ordinary Shares valued at EUR2,000,000 (approximately US$2,087,000). In the second step, on January 10, 2025, we issued an additional 2,400,000 Class B Ordinary Shares valued at EUR1,500,000 (approximately US$1,560,000) and paid an additional EUR1,000,000 in cash. In the third step, on February 11, 2025, the Company paid EUR500,000 and did not issue any Class B Ordinary Shares. The fourth step in this transaction was scheduled for March 31, 2025, but has not occurred since the due diligence process, which involves legal, financial and management review, has not been completed yet, and it must be completed for the fourth and final step to take place. At the time of the fourth step, the amounts of the final Class B Ordinary Share issuance and cash payment will be determined. Upon completion of these steps, Brera will be the Club’s majority shareholder, and a Shareholder Agreement with the other shareholder, XX Settembre Holding S.r.l. (“XX Settembre”), through its owner, Andrea Langella, will further enable integration into our multi-club framework.

The Company has also agreed on certain earn out consideration to be paid to XX Settembre on a contingent basis. Upon and subject to completion of the final closing, in addition to the purchase price, the Company shall pay to the XX Settembre an amount of:

●	EUR500,000 by means of Class B Ordinary Shares in the event the Club qualifies in the play-offs for the promotion to Serie A at the end of the football season 2024/2025 (the “Play-Off Earn Out”), it being understood that, for the sake of clarity, in the event that the play-offs are not played according to the applicable law and regulations, the Play-Off Earn Out shall not be due; and

●	EUR5,000,000 by means of Class B Ordinary Shares in the event of promotion of the Club to Serie A at the end of the football season 2024/2025 (the “Serie A Earn Out” and, together with the Play-Off Earn Out, the “Earn-Outs”), it being understood that the price of the Class B Ordinary Shares for the payment of the Earn-Outs shall be based on the VWAP of the Class B Ordinary Shares, calculated over the 15 trading days immediately preceding the payment of the relevant Earn-Out.

The Earn-Outs are only a possible and subordinate consideration and, therefore, the Company will be required to pay each Earn-Out only if the corresponding indicated condition occurs.

We determined that this transaction is a business combination achieved in stages, or a step acquisition as discussed in paragraph 41 of IFRS 3. In a step acquisition, IFRS 3 defines the acquisition date as the date the acquirer obtains control of the acquiree. In a combination effected by a sale and purchase agreement, this is generally the specified closing or completion date. While IFRS also defines control as having a majority of board seats or decision-making authority, our Company has no board seats and no decision-making authority for Juve Stabia at December 31, 2024 and will not have such a majority of board seats or authority until the final closing. Therefore, for the Juve Stabia acquisition, the date of the final closing is date that final consideration will be paid and control of approximately 52% ownership will be obtained.

As of December 31, 2024, Brera’s ownership in Juve Stabia was approximately 22% and no control had been obtained. Accordingly, the consideration paid as of December 31, 2024 should be treated as an investment at cost and no consolidation of Juve Stabia’s financial information would be required as of that date. It should be noted that IAS 28 states that ownership of 20% or more is evidence of significant influence. Under the equity method, on initial recognition of an investment of 20% or more without control, the investment is recognized at cost. The carrying amount is then increased or decreased to recognize the investor’s share of the subsequent profit or loss of the investee and to include that share of the investee’s profit or loss in the investor’s profit or loss. We determined that the share of Juve Stabia’s loss for one day in 2024 is immaterial.

As of December 31, 2024, we have recorded an investment of €2,500,000 (€2,000,000 in Class B Ordinary Shares and €500,000 in cash) in connection with this transaction.